Revenue from Contracts with Customers - Schedule of Amounts of Transaction Prices Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied) (Details) - CNY (¥)
¥ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognised as revenue	¥ 16,767	¥ 11,149
Within 1 Year
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognised as revenue	16,435	10,000
After 1 Year
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognised as revenue	¥ 332	¥ 1,149